Liabilities Related to Business Combinations and to Non-Controlling Interests (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of contingent liabilities in business combination [abstract]
Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests
Movements in liabilities related to business combinations and to non-controlling interests in the first half of 2025 are shown below:

(€ million)	MSD contingent consideration (European Vaccines business)	Shire contingent consideration arising from acquisition of Translate Bio	Other	Total (a)
Balance at January 1, 2025	72	568	1	641
Payments made	(72)	—	—	(72)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount) (b)	1	71	—	72
Currency translation differences	(1)	(76)	—	(77)
Balance at June 30, 2025	—	563	1	564
Of which:
•Current portion				—
•Non-current portion				564
(a)As of January 1, 2025, this comprised a non-current portion of €569 million and a current portion of €72 million.
(b    Amounts mainly reported within the income statement line item “Fair value remeasurement of contingent consideration”.